Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	$ 37,279	$ 33,880
Accrued payroll and government authorities	16,848	19,045
Earn-out	13,185	2,975
Proceeds from withholding tax related to employees’ exercises of share options and RSUs, net	1,114	1,267
Total	$ 68,426	$ 57,167